Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Revenues	$ 98,608	$ 101,323	$ 195,934	$ 202,813
Vessel operating expenses	(24,102)	(24,320)	(45,736)	(48,576)
General and administrative	(7,068)	(6,254)	(13,776)	(12,662)
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenues	10,599	9,452	20,008	18,801
Vessel operating expenses	(5,241)	(3,245)	(9,623)	(6,074)
General and administrative	$ (4,252)	$ (4,065)	$ (7,668)	$ (7,134)